Debt and Credit Facilities - Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of borrowing costs [Abstract]
Short-term debt	CAD 200	CAD 200
Long-term debt due within one year	0	403	$ 0	$ 300
Long-term debt	5,240	4,736	$ 2,687	$ 2,687
Other non-current financial liabilities	1,237	1,020
Long-term debt issuance	750	6,181
Long-term debt repayment	(365)	(6,949)
Debt issue costs	(6)	0
Proceeds from non-current borrowings, net of debt issuance costs	744
Other	18	21
Foreign exchange, long-term debt	(38)
Foreign exchange, other long-term liabilities	(28)
Fair value changes	3
Addition of finance lease obligations	269
Payment of finance lease obligations	(29)
Deferred revenue	(16)	209
Adjustments for finance costs	3
Foreign exchange recognized in OCI	(243)	CAD (113)
Total other changes - liability related, Long-term debt	(240)
Total other changes - liability related, Other long-term liabilities	CAD 199